[logo-Capital Guardian]

Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618-4518

Courtney R. Taylor
Secretary

February 28, 2011

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Capital Private Client Services Funds
    File No. 333-171358

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of Combined Proxy Statement/Prospectus since the electronic filing on February 24, 2011 of Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933, as amended.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor

Enclosure